Federated Municipal High Yield Advantage Fund (“Funds”)

Class A Shares (“Classes”)

Class B Shares

Class C Shares

Class F Shares

Institutional Shares

Class T Shares

Federated Michigan Intermediate Municipal Trust

Class A Shares

Federated Ohio Municipal Income Fund

Class A Shares

Class F Shares

Federated Pennsylvania Municipal Income Fund

Class A Shares

Class T Shares

Portfolios of Federated Municipal Securities Income Trust

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summaries of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectuses for the Funds and Classes filed pursuant to Rule 497(e) on March 24, 2020, Accession Numbers 0001623632-20-000610 and 0001623632-20-000613. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE